John Hancock Financial Services

U.S. Wealth Management
601 Congress Street
Boston, MA 02210-2805
(617) 663-3000
Fax: (617) 663-2197

EDGAR FILING

February 11, 2008

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	John Hancock Tax-Advantaged Dividend Income Fund (the “Fund”)

SEC File No. 811-21416

Definitive Proxy Materials

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Fund pursuant to (1) Rule 14a-6 under the Securities and Exchange Act of 1934, as amended (the “1934 Act”), and (2) Item 101 (a) (iii) of Regulation S-T are the following: (i) a President’s Letter (ii) a Notice of Annual Meeting of Shareholders; (iii) a Proxy Statement; and (iv) a Form of Proxy; (collectively, the “Proxy Materials”). Also included with this filing is the cover page required by Rule 14a-6(m) under the 1934 Act.

The Proxy Materials that are being filed relate to the annual meeting of shareholders of the Fund. The purpose of the annual shareholder meeting is to obtain shareholder approval of Trustees and proposed revisions to fundamental industry concentration policies as detailed in the proxy materials. The Fund is a registrant under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. Concurrently herewith and in accordance with Rule 14a-6 under the 1934 Act and Rule 402.01 of the New York Stock Exchange Rules, the Fund is filing six (6) copies of the Proxy Materials with the New York Stock Exchange under a separate filing letter. The Proxy Materials are being mailed to the shareholders of record (January 24, 2008) on or about February 11, 2008. The annual meetings of shareholders of the Fund will be held on March 31, 2008.

If you have any questions or comments concerning the foregoing or the Proxy Materials, please contact the undersigned at (617) 663-4324.

Very truly yours,

/s/Alfred Ouellette

Alfred Ouellette

Assistant Vice President and Assistant Secretary

This communication is intended only for the recipient named above. It may contain information that is privileged, confidential and subject to copyright. Any unauthorized use, copying, review or disclosure is prohibited. Please notify the sender immediately if you have received this communication in error (by calling collect, if necessary) so that we can arrange for its return at our expense.